Vessel Operating Expenses and Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Vessel Operating Expenses and Voyage Expenses [Abstract]
Vessel Operating Expenses
The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
Vessel Operating Expenses	2022	2023	2024
Crew & crew related costs	21,567,463	21,790,625	13,628,346
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	11,289,623	10,387,925	6,483,757
Lubricants	2,476,027	2,748,208	1,526,632
Insurances	3,286,750	3,503,257	2,193,393
Tonnage taxes	885,881	872,702	583,738
Other	1,753,810	2,610,911	1,772,907
Total Vessel operating expenses	$41,259,554	$41,913,628	$26,188,773

Voyage Expenses
	Year ended December 31,	Year ended December 31,	Year ended December 31,
Voyage expenses	2022	2023	2024
Brokerage commissions	1,842,495	1,900,940	1,323,613
Brokerage commissions- related party	1,944,288	1,274,384	1,170,615
Port & other expenses	858,827	615,838	1,561,112
Bunkers consumption	2,713,216	1,114,356	319,231
(Gain) / loss on bunkers	(3,637,549)	146,710	(125,715)
Total Voyage expenses	$3,721,277	$5,052,228	$4,248,856